Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about accrued expenses [Abstract]
Summary of detailed information about of accrued expenses

	December 31, 2022	December 31, 2021
Provision for reimbursements to third-party sellers	2,751	755
Holiday provision, including payroll related taxes	2,383	1,731
Employee bonuses, including payroll related taxes	1,967	1,507
Tax provisions	1,268	239
Refund liabilities arising from right of return	523	462
Provision for legal claims	44	22

Total	8,936	4,716